Property plant and equipment- Cost, accumulated amortisation and carrying value (Details) - ZAR (R) R in Millions		12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		R 76,909	R 62,494
Gain on remeasurement of previous interest in joint operation	R 298	298	0	R 0
Derecognition with deemed disposal of interest in joint operation		(1,027)
Amortisation and depreciation				64
Impairment		(38,492)	(1)	(5,120)
Property, plant and equipment at end of period		61,338	76,909	62,494
Changes in estimates capitalised		419	85	638
Increase (decrease) in right of recoverability liability		6	7	9
Increase (decrease) in right of recoverability asset		(10)	2	(35)
Non-cash additions, capitalised amortisation and depreciation			45	69
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		148,893	129,946	115,954
Additions		22,092	15,944	12,809
Change in estimates of rehabilitation assets		(415)	(94)	(612)
Disposals		688	246	254
Derecognition of property, plant and equipment		(3,156)	(3,340)	(2,065)
Transfers to right-of-use assets		(15)
Gain on remeasurement of previous interest in joint operation		320
Derecognition with deemed disposal of interest in joint operation		(3,465)
Transfers between classes of property, plant and equipment		0	0	0
Assets acquired on acquisition of subsidiaries		7,259	2,738
Assets derecognised on loss with dilution in interest in joint operation				2
Assets derecognised on classification to other investments				(22)
Foreign currency translation		6,191	3,945	4,138
Property, plant and equipment at end of period		177,016	148,893	129,946
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(71,984)	(67,452)	(55,354)
Disposals		(630)	(234)	(210)
Derecognition of property, plant and equipment		3,151	3,323	2,056
Derecognition with deemed disposal of interest in joint operation		2,438
Foreign currency translation		(1,527)	(975)	(943)
Amortisation and depreciation		9,798	6,981	8,181
Impairment		38,492	1	5,120
Depreciation capitalised to inventory		96	(132)	120
Property, plant and equipment at end of period		(115,678)	(71,984)	(67,452)
Mine development, infrastructure and other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		56,099	43,498
Impairment		(16,844)
Property, plant and equipment at end of period		59,270	56,099	43,498
Mine development, infrastructure and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		119,545	103,216	90,093
Additions		21,849	15,862	12,794
Change in estimates of rehabilitation assets		27	(54)	29
Disposals		676	225	231
Derecognition of property, plant and equipment		(2,552)	(3,339)	(2,062)
Transfers to right-of-use assets		(15)
Gain on remeasurement of previous interest in joint operation		320
Derecognition with deemed disposal of interest in joint operation		(3,465)
Transfers between classes of property, plant and equipment		(703)	275	161
Assets acquired on acquisition of subsidiaries		5,760	1,450
Assets derecognised on loss with dilution in interest in joint operation				0
Assets derecognised on classification to other investments				0
Foreign currency translation		4,012	2,360	2,432
Property, plant and equipment at end of period		144,102	119,545	103,216
Mine development, infrastructure and other | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(63,446)	(59,718)	(48,657)
Disposals		(618)	(217)	(189)
Derecognition of property, plant and equipment		2,547	3,323	2,056
Derecognition with deemed disposal of interest in joint operation		2,438
Foreign currency translation		(1,155)	(733)	(694)
Amortisation and depreciation		8,894	6,402	7,467
Impairment		16,844	1	5,025
Depreciation capitalised to inventory		96	(132)	120
Property, plant and equipment at end of period		(84,832)	(63,446)	(59,718)
Land, mineral rights and rehabilitation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		20,810	18,996
Impairment		(21,236)
Property, plant and equipment at end of period		1,417	20,810	18,996
Land, mineral rights and rehabilitation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		27,563	24,955	23,823
Additions		190	22
Change in estimates of rehabilitation assets		(441)	(27)	(639)
Disposals		12	21	23
Derecognition of property, plant and equipment		(511)	0	(3)
Transfers to right-of-use assets		0
Gain on remeasurement of previous interest in joint operation		0
Derecognition with deemed disposal of interest in joint operation		0
Transfers between classes of property, plant and equipment		56	38	105
Assets acquired on acquisition of subsidiaries		1,144	1,086
Assets derecognised on loss with dilution in interest in joint operation				0
Assets derecognised on classification to other investments				0
Foreign currency translation		2,156	1,510	1,695
Property, plant and equipment at end of period		30,145	27,563	24,955
Land, mineral rights and rehabilitation | Gross carrying amount, including reversals, netting
Disclosure of detailed information about property, plant and equipment [line items]
Additions				(3)
Land, mineral rights and rehabilitation | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(6,753)	(5,959)	(4,998)
Disposals		(12)	(17)	(21)
Derecognition of property, plant and equipment		511	0	0
Derecognition with deemed disposal of interest in joint operation		0
Foreign currency translation		(358)	(232)	(238)
Amortisation and depreciation		904	579	650
Impairment		21,236	0	94
Depreciation capitalised to inventory		0	0	0
Property, plant and equipment at end of period		(28,728)	(6,753)	(5,959)
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		0	0
Impairment		(412)
Property, plant and equipment at end of period		651	0	0
Exploration and evaluation assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		1,785	1,775	2,038
Additions		53	60	18
Change in estimates of rehabilitation assets		(1)	(13)	(2)
Disposals		0	0	0
Derecognition of property, plant and equipment		(93)	(1)	0
Transfers to right-of-use assets		0
Gain on remeasurement of previous interest in joint operation		0
Derecognition with deemed disposal of interest in joint operation		0
Transfers between classes of property, plant and equipment		647	(313)	(266)
Assets acquired on acquisition of subsidiaries		355	202
Assets derecognised on loss with dilution in interest in joint operation				2
Assets derecognised on classification to other investments				(22)
Foreign currency translation		23	75	11
Property, plant and equipment at end of period		2,769	1,785	1,775
Exploration and evaluation assets | Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		(1,785)	(1,775)	(1,699)
Disposals		0	0	0
Derecognition of property, plant and equipment		93	0	0
Derecognition with deemed disposal of interest in joint operation		0
Foreign currency translation		(14)	(10)	(11)
Amortisation and depreciation		0	0
Impairment		412	0	1
Depreciation capitalised to inventory		0	0	0
Property, plant and equipment at end of period		R (2,118)	R (1,785)	R (1,775)